General (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition [Line Items]
Schedule of fair values of the assets acquired and liabilities assumed at the acquisition date
Working capital, net	334
Property and equipment	1,239
Other intangible assets	2,098
Goodwill	6,070
Deferred taxes	(714)
Payables for acquisition of investments in subsidiaries	(496)

$8,531

Global Telematics S.A. Proprietary Limited [Member] | Subsidiary [Member]
Business Acquisition [Line Items]
Schedule of unaudited pro forma condensed results of operations
Year ended December 31,
2016
Unaudited

Revenues	$67,468

Net income attributable to Pointer shareholders’ from continuing operations	$3,820

Basic income per share	$0.49

Diluted income per share	$0.48